Supplementary Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Supplementary cash flow information:
Cash paid for interest	$ 172,946	$ 189,038
Cash paid for income taxes, net of tax refund	235,696	304,785
deferred tax expense from stock options	11,783	3,153
Supplemental disclosures of cash flow information, details for acquisitions:
Assets acquired	138,683	523,912
Liabilities assumed	11,680	241,132
Noncontrolling interest	(6,353)	6,191
Notes assumed in connection with acquisition	50,404	9,156
Noncontrolling Interest Subject To Put Provisions	15,680	3,110
Cash Paid	(67,272)	(264,323)
Less cash acquired in acquisition	2,968	84,694
Net cash paid for acquisitions	(64,304)	(179,629)
Cash paid for investments	(14,450)	(249,156)
Cash paid for intangible assets	(21,837)	(5,912)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	$ (100,591)	$ (434,697)